SIGNIFICANT ACCOUNTING POLICIES (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Short-term Bank Deposits Bear Interest Average Rate	0.81%	1.50%
Restricted Short-term Deposits	$ 10,330,000	$ 12,934,000
Long-term Bank Deposits Bear Interest Average Rate	2.54%	2.52%
Restricted Long-term Deposits	9,251,000	8,820,000
Revenue From Grants	2,729,000	2,776,000	3,912,000
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	4,072,517	2,727,374	3,848,284
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 1.35	$ 2.69	$ 1.96
Severance Costs	1,850,000	2,162,000	1,733,000
Catch Up Contribution Amount Eligible For Participants With Age 50 Or More	5,500
Defined Contribution Plan, Group Matching Contribution, Amount	276,000	301,000	240,000
Advertising Expense	329,000	442,000	374,000
Accumulated Other Comprehensive Income (Loss), Net of Tax	1,303,000	(240,000)
Noncontrolling Interest, Period Increase (Decrease)	1,370,000
Allowance For Sales Returns [Member]
Valuation Allowances and Reserves, Balance	1,232,000	823,000
Warranty Reserves [Member]
Valuation Allowances and Reserves, Balance	497,000	707,000
Forward Contracts [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax	1,543,000	1,062,000
Internal Revenue Service (Irs) [Member]
Defined Contribution Plan, Maximum Annual Contribution Per Employee, Amount	$ 17,000	$ 16,500
Defined Contribution Plan, Employer Matching Contribution, Percent	6.00%